[logo] PIONEER Investments(R)







December 5, 2012



VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC  20549

Re:  Pioneer Series Trust IV (the "Trust")
     (File Nos. 333-126384 and 811-21781)
     CIK No. 0001331854

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby certify (a) that the forms of prospectuses and statements of additional information relating to Pioneer Government Income Fund and Pioneer Multi-Asset Income Fund do not differ from those contained in Post-Effective Amendment
No. 11 to the Trust's registration statement on Form N-1A (the "Amendment"),
(b) that the form of prospectus relating to Pioneer Classic Balanced Fund does not differ from that contained in the Amendment, and (c) that the Amendment was filed electronically with the Commission on November 28, 2012 (Accession No. 0001331854-12-000005).

If you have any questions or comments concerning the foregoing certification, please contact me at (617) 422-4703.

Very truly yours,



/s/ Kathleen H. Alexander
    ----------------------
    Kathleen H. Alexander


cc:  Christopher J. Kelley, Esq.
     Jeremy B. Kantrowitz, Esq.




Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820




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